Royalty, Stream and Working Interests (Tables)	6 Months Ended
Jun. 30, 2023
Royalty, stream and working interests
Schedule of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at June 30, 2023	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,681.1	$(739.5)	$—	$941.6
Streams	4,697.6	(2,149.3)	—	2,548.3
Energy	1,958.9	(795.8)	—	1,163.1
Advanced	412.5	(56.2)	—	356.3
Exploration	87.3	(10.0)	—	77.3
	$8,837.4	$(3,750.8)	$—	$5,086.6
1.	Accumulated depletion includes previously recognized impairment charges and reversals.

			Impairments
		Accumulated	(charges)
As at December 31, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,582.7	$(716.9)	$—	$865.8
Streams	4,513.1	(2,065.7)	—	2,447.4
Energy	1,937.0	(755.5)	—	1,181.5
Advanced	426.6	(55.6)	—	371.0
Exploration	71.7	(9.9)	—	61.8
	$8,531.1	$(3,603.6)	$—	$4,927.5

1.	Accumulated depletion includes previously recognized impairment charges and reversals.

Schedule of detailed information about royalty, stream and working interest, net roll forward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2022	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3
Additions	44.1	1.6	12.1	72.7	7.9	138.4
Depletion	(40.2)	(177.2)	(66.4)	(0.2)	—	(284.0)
Impact of foreign exchange	(41.1)	—	(22.5)	(10.3)	(2.3)	(76.2)
Balance at December 31, 2022	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5

Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	9.6	184.3	5.9	57.4	15.0	272.2
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.6	—	—	(71.6)	—	—
Depletion	(19.9)	(83.3)	(31.6)	(0.2)	—	(135.0)
Impact of foreign exchange	14.5	(0.1)	7.3	3.0	0.5	25.2
Balance at June 30, 2023	$941.6	$2,548.3	$1,163.1	$356.3	$77.3	$5,086.6